Fair value of assets and liabilities - Change in fair value of financial guarantee derivative (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Fair value of assets and liabilities
Financial guarantee derivative assets	¥ 1,038,258	$ 142,241	¥ 0	¥ 15,743,564
Financial guarantee derivative liabilities	0	0	24,966,242	121,910,532
Total gains recorded in income	¥ 1,038,258	$ 142,241	¥ 24,966,242	¥ 137,654,096